26. Salaries and social security taxes payable (Details Narrative) $ in Thousands	Dec. 31, 2019 ARS ($) Employees	Dec. 31, 2018 ARS ($) Employees
Salaries And Social Security Taxes Payable
Current future payment obligations	$ 28,100	$ 15,800
Noncurrent future payment obligations	39,500	22,900
Collective bargaining liabilities	$ 201,100	$ 227,400
Number of employees | Employees	4,777	4,922